Property, plant and equipment (Tables)	9 Months Ended
Sep. 30, 2025
Property, plant and equipment [abstract]
Disclosure of reconciliation of property, plant and equipment	The following tables present changes in property, plant and equipment including the right of use of assets (or “ROU”) as of September
30, 2024 and 2025:

(amounts in thousands of euros)	BUILDINGS		EQUIPMENT		FURNITURE AND COMPUTER EQUIPMENT		TOTAL		OF WHICH ROU
GROSS VALUES
AS OF DECEMBER 31, 2023	1,346	—	513		507		2,366		1,262
Acquisition	2,404		—		161		2,564		2,018
Disposal	(1,110)		0		(119)		(1,229)		(975)
Effect of the change in foreign currency exchange rates	(4)		—		(1)		(4)		(4)
AS OF SEPTEMBER 30, 2024	2,636	—	513	—	548	0	3,697	0	2,301

AS OF DECEMBER 31, 2024	2,818	—	513	—	698	0	4,029	0	2,526
Acquisition	80		—		53		133		52
Disposal	—		(16)		(169)		(185)		(20)
Effect of the change in foreign currency exchange rates	(50)		—		(12)		(61)		(50)
AS OF SEPTEMBER 30, 2025	2,849	—	497	—	570	0	3,916	0	2,507

(amounts in thousands of euros)	BUILDINGS		EQUIPMENT		FURNITURE AND COMPUTER EQUIPMENT		TOTAL	OF WHICH ROU
DEPRECIATION
AS OF DECEMBER 31, 2023	(837)		(387)		(265)		(1,488)	(761)
Increase	(659)		(26)		(114)		(799)	(591)
Disposal	1,111				104		1,215	975
AS OF SEPTEMBER 30, 2024	(385)		(413)		(275)		(1,072)	(377)

AS OF DECEMBER 31, 2024	(613)		(419)		(332)		(1,363)	(575)
Increase	(677)		(27)		(143)		(846)	(613)
Disposal	—		16		169		185	20
Effect of the change in foreign currency exchange rates	17		—		5		23	17
AS OF SEPTEMBER 30, 2025	(1,272)	—	(430)	—	(300)	0	(2,002)	(1,150)

(amounts in thousands of euros)	BUILDINGS		EQUIPMENT		FURNITURE AND COMPUTER EQUIPMENT		TOTAL		OF WHICH ROU
NET BOOK VALUES
AS OF SEPTEMBER 30, 2024	2,251	—	100	—	274	0	2,625	—	1,924
AS OF DECEMBER 31, 2024	2,205	—	94	—	366	0	2,666	—	1,950
AS OF SEPTEMBER 30, 2025	1,576	—	67	—	270	0	1,914	—	1,357